Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	23 Months Ended	42 Months Ended	45 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		17.09%			8.23%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		16.78%	22.18%
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Shares
Average Annual Return, Percent		17.26%		8.84%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	38.20%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent	37.90%
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Shares
Average Annual Return, Percent	38.20%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		14.78%				16.91%		13.21%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		14.49%				16.66%			13.08%
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Shares
Average Annual Return, Percent		14.88%				17.00%	14.62%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent		17.72%			5.54%
MSCI AC World Index ex US Small Cap Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC World Index ex US Small Cap Net TR
Average Annual Return, Percent		18.34%			3.24%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent		17.72%	15.31%
MSCI AC World Index ex US Small Cap Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC World Index ex US Small Cap Net TR
Average Annual Return, Percent		18.34%	14.41%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent		17.72%		6.09%
MSCI AC World Index ex US Small Cap Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC World Index ex US Small Cap Net TR
Average Annual Return, Percent		18.34%		4.25%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return
Average Annual Return, Percent	20.90%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Total Return
Average Annual Return, Percent	12.27%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return
Average Annual Return, Percent	20.90%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Total Return
Average Annual Return, Percent	12.27%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return
Average Annual Return, Percent	20.90%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Total Return
Average Annual Return, Percent	12.27%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		15.30%				15.96%		12.96%
Russell 2000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return Index
Average Annual Return, Percent		9.73%				7.42%		7.14%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		15.30%				15.96%			12.90%
Russell 2000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return Index
Average Annual Return, Percent		9.73%				7.42%			7.20%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		15.30%				15.96%	13.44%
Russell 2000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return Index
Average Annual Return, Percent		9.73%				7.42%	7.87%